LEASES (Tables)	3 Months Ended
Mar. 31, 2024
LEASES
Schedule of other information related to the Company's operating leases

March 31,
2024

Operating lease ROU Asset - February 9, 2024	$395,064
Increase	—
Decrease	—
Amortization	(26,099)
Operating lease ROU Asset - Ending Balance	$368,965

Operating lease liability - February 9, 2024	$400,840
Increase	—
Decrease	—
Amortization	(26,626)
Operating lease liability - ending balance	$374,214

Operating lease liability - Short Term	$159,933
Operating lease liability - Long Term	214,281
Operating lease liability - Total	$374,214

Schedule of weighted-average remaining lease term and weighted-average discount rates related to the Company's operating leases

	March 31,
	2024
Weighted average remaining lease term	2.57	years
Weighted average discount rate	4.96%

Tabular disclosure of future minimum payments required by the lease agreements

2024	$126,769
2025	134,985
2026	113,721
2027	9,477
Total minimum lease payments	384,952
Less interest factor	(10,738)
Total operating lease liability	374,214
Less operating lease liability - current portion	(159,933)
Operating lease liability - long term portion	$214,281